Offerings - Offering: 1	Mar. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,035,228
Proposed Maximum Offering Price per Unit	11.32
Maximum Aggregate Offering Price	$ 11,718,780.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,618.36
Offering Note	1a. The Form S-8 registration statement to which this Exhibit 107 is attached (the "Registration Statement") registers 1,035,228 shares of common stock, par value $0.0001 per share (the "Common Stock"), of Crescent Energy Company, a Delaware corporation (the "Company"), that may be delivered with respect to awards under the Crescent Energy Company 2021 Equity Incentive Plan (as amended from time to time, the "Plan") on account of the assumption of the authorized but unused shares that remained available under the Vital Energy, Inc. Omnibus Equity Incentive Plan following the completion of the Company's transaction with Vital Energy, Inc., a Delaware corporation, which Common Stock consists of shares reserved and available for delivery with respect to awards under the Plan and additional shares that may again become available for delivery with respect to awards under the Plan pursuant to the share counting, share recycling and other terms and conditions of the Plan. 1b. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of additional shares of Common Stock issuable with respect to the shares being registered hereunder by reason of any stock dividend, stock split, recapitalization or other similar transaction. 1c. Calculated solely for the purpose of computing the amount of the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act; this price is equal to the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on March 3, 2026, which was equal to $11.32.